RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Trading investments in debt securities (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	19,332,588	15,370,870
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	15,451,121	11,841,407
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	15,451,121	11,841,407
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	7,113,380	3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	7,113,380	3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	6,136,270	2,912,653
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	976,832	848,170
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	278	64
Sovereign | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	5,764,699	2,721,755
Sovereign | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	62,213	157,246
Other Public Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	18,886	12,202
Other Public Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	136,851	181,948
Corporate | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	3,412	112
Corporate | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	42,581	33,880
Corporate | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	278	64
Financial Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	349,273	178,584
Financial Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 735,187	473,223
Multilaterals | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets		$ 1,873